Leases - Schedule of current and non current lease liability (Detail) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Lease Liability - current	$ 102,465	$ 99,975
Lease Liability - non-current	409,404	454,174
Lease liabilities	$ 511,869	$ 554,149	$ 605,605